Lease (Tables)	12 Months Ended
Dec. 31, 2022
Lease [Abstract]
Schedule of operating lease costs
Year ended December 31, 2022

Operating lease cost	775
Variable lease cost	18

Total net lease costs	793

Schedule of supplemental balance sheet information related to operating leases
As of December 31, 2022

Operating lease ROU assets	5,810
Operating lease liabilities, current	669
Operating lease liabilities, long-term	4,524
Weighted average remaining lease term (in years)	11.5
Weighted average discount rate	5.1%

Schedule of minimum lease payments
Operating leases

2023	$688
2024	613
2025	568
2026	571
2027 and thereafter	4,533
Total undiscounted lease payments	6,973
Less: imputed interest	(1,780)

Present value of lease liabilities	$5,193